Gain On Troubled Debt Restructuring - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May. 05, 2015	May. 31, 2015	Jun. 30, 2015
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Payment for partial settlement of other offshore creditors	$ 1,774
5.535% Convertible Senior Notes due 2018
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Conversion of convertible debt	2,724
Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Restructuring of payables	$ 38,685
Ordinary shares
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares			75,805,949
Ordinary shares | Offshore Creditors
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Issuance of new shares	303,080	303,080
Fair value of shares issued	$ 45